Income taxes	12 Months Ended
Mar. 31, 2013
Income taxes

16. Income taxes:

The components of income (loss) before income taxes comprise the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Income (loss) before income taxes:
Parent company and domestic subsidiaries	¥(278,229)	¥(177,852)	¥651,852	$6,931
Foreign subsidiaries	841,519	610,725	751,797	7,994

	¥563,290	¥432,873	¥1,403,649	$14,925

The provision for income taxes consists of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Current income tax expense:
Parent company and domestic subsidiaries	¥85,290	¥111,363	¥178,662	$1,900
Foreign subsidiaries	141,821	144,514	213,016	2,265

Total current	227,111	255,877	391,678	4,165

Deferred income tax expense (benefit):
Parent company and domestic subsidiaries	(44,268)	(57,940)	140,041	1,489
Foreign subsidiaries	129,978	64,335	19,967	212

Total deferred	85,710	6,395	160,008	1,701

Total provision	¥312,821	¥262,272	¥551,686	$5,866

Toyota is subject to a number of different income taxes which, in the aggregate, indicate a statutory rate in Japan of approximately 40.2%, 40.2% and 37.6% for the years ended March 31, 2011, 2012 and 2013, respectively. The statutory tax rates in effect for the year in which the temporary differences are expected to reverse are used to calculate the tax effects of temporary differences which are expected to reverse in the future years. Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the years ended March 31,
	2011	2012	2013
Statutory tax rate	40.2%	40.2%	37.6%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	2.2	1.7	0.6
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	4.8	4.7	1.8
Deferred tax liabilities on undistributed earnings of affiliated companies accounted for by the equity method	12.6	9.2	4.1
Valuation allowance	8.1	14.9	1.7
Tax credits	(2.6)	(1.8)	(3.1)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(9.3)	(9.6)	(4.8)
Unrecognized tax benefits adjustments	(0.6)	2.5	0.1
Other	0.1	(1.2)	1.3

Effective income tax rate	55.5%	60.6%	39.3%

Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Deferred tax assets
Accrued pension and severance costs	¥236,978	¥230,021	$2,446
Accrued expenses and liabilities for quality assurances	369,985	480,428	5,108
Other accrued employees’ compensation	106,265	108,599	1,155
Operating loss carryforwards for tax purposes	337,992	160,936	1,711
Tax credit carryforwards	108,426	101,251	1,076
Property, plant and equipment and other assets	147,906	151,043	1,606
Other	296,934	227,596	2,420

Gross deferred tax assets	1,604,486	1,459,874	15,522
Less - Valuation allowance	(309,268)	(284,835)	(3,028)

Total deferred tax assets	1,295,218	1,175,039	12,494

Deferred tax liabilities
Unrealized gains on securities	(210,475)	(388,901)	(4,135)
Undistributed earnings of foreign subsidiaries	(27,581)	(25,713)	(274)
Undistributed earnings of affiliated companies accounted for by the equity method	(504,776)	(567,054)	(6,029)
Basis difference of acquired assets	(34,120)	(35,647)	(379)
Lease transactions	(576,809)	(650,389)	(6,915)
Other	(54,749)	(66,923)	(712)

Gross deferred tax liabilities	(1,408,510)	(1,734,627)	(18,444)

Net deferred tax liability	¥(113,292)	¥(559,588)	$(5,950)

The deferred tax assets and liabilities above that comprise the net deferred tax liability are included in the consolidated balance sheets as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Deferred tax assets
Deferred income taxes (Current assets)	¥718,687	¥749,398	$7,968
Investments and other assets - Other	91,857	100,199	1,065
Deferred tax liabilities
Other current liabilities	(14,953)	(23,258)	(247)
Deferred income taxes (Long-term liabilities)	(908,883)	(1,385,927)	(14,736)

Net deferred tax liability	¥(113,292)	¥(559,588)	$(5,950)

The factors used to assess the likelihood of realization of the deferred tax assets are the future reversal of existing taxable temporary differences, the future taxable income and available tax planning strategies that are prudent and feasible. All available evidence, both positive and negative, is considered to determine whether, based on the weight of that evidence, a valuation allowance is needed for deferred tax assets which are not more-likely-than-not to be realized.

The accounting for deferred tax assets represents Toyota’s current best estimate based on all available evidence. Unanticipated events or changes could result in re-evaluating the realizability of deferred tax assets.

Operating loss carryforwards for tax purposes as of March 31, 2013 in Japan and foreign countries were ¥76,280 million ($811 million) and ¥422,133 million ($4,488 million), respectively, and are available as an offset against future taxable income. The majority of these carryforwards in Japan and foreign countries expire in years 2014 to 2022 and expire in years 2014 to 2033, respectively. Tax credit carryforwards as of March 31, 2013 in Japan and foreign countries were ¥90,439 million ($961 million) and ¥10,812 million ($115 million), respectively, and the majority of these carryforwards in Japan and foreign countries expire in years 2014 to 2016 and expire in years 2014 to 2033, respectively.

The valuation allowance mainly relates to deferred tax assets of operating loss and foreign tax credit carryforwards for tax purposes that are not expected to be realized. The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2011, 2012 and 2013 consist of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Valuation allowance at beginning of year	¥239,269	¥280,685	¥309,268	$3,288
Additions	55,791	96,754	38,285	407
Deductions	(10,077)	(65,566)	(70,986)	(755)
Other	(4,298)	(2,605)	8,268	88

Valuation allowance at end of year	¥280,685	¥309,268	¥284,835	$3,028

The other amount includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments during the years ended March 31, 2011, 2012 and 2013.

Because management intends to reinvest undistributed earnings of foreign subsidiaries to the extent not expected to be remitted in the foreseeable future, management has made no provision for income taxes on those undistributed earnings aggregating ¥2,718,554 million ($28,905 million) as of March 31, 2013. Toyota estimates an additional tax provision of ¥118,998 million ($1,265 million) would be required if the full amount of those undistributed earnings were remitted.

A summary of the gross unrecognized tax benefits changes for the years ended March 31, 2011, 2012 and 2013 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Balance at beginning of year	¥23,965	¥15,453	¥16,901	$180
Additions based on tax positions related to the current year	213	4,187	2,401	26
Additions for tax positions of prior years	12,564	10,801	4,339	46
Reductions for tax positions of prior years	(16,133)	(363)	(1,619)	(17)
Reductions for tax positions related to lapse of statute of limitations	—	—	—	—
Reductions for settlements	(2,794)	(12,820)	(2,776)	(30)
Other	(2,362)	(357)	3,201	34

Balance at end of year	¥15,453	¥16,901	¥22,447	$239

The amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was not material at March 31, 2011, 2012 and 2013, respectively. Toyota does not believe it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.

Interest and penalties related to income tax liabilities are included in “Other income (loss), net”. The amounts of interest and penalties accrued as of and recognized for the years ended March 31, 2011, 2012 and 2013, respectively, were not material.

Toyota remains subject to income tax examination for the tax returns related to the years beginning on and after April 1, 2006 and January 1, 2000, with various tax jurisdictions in Japan and foreign countries, respectively.